RELATED PARTY TRANSACTIONS (Details) - Affiliated Entity - Ad Astra - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commissions
Related Party Transaction [Line Items]
Related party transaction, rate (as percent)	30.00%
Settlement period	1 month
Prepaid expenses and other	$ 1.1	$ 0.7	$ 0.6
Other costs of providing services	$ 13.8	$ 12.4	$ 12.1
Minimum
Related Party Transaction [Line Items]
Period of delinquency for referral to related party for collection	91 days
Maximum
Related Party Transaction [Line Items]
Period of delinquency for referral to related party for collection	121 days